Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs (2)(3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)(4)	TSR (5)	Peer Group TSR (5)	Net Income (Loss) (in millions)	Revenue Growth (6)
Year	$	$	$	$	$	$	$	%
2022	20,212,141	739,598	6,838,043	3,457,925	73.82	113.65	(443.3)	49%
2021	15,315,579	(30,500,547)	6,176,702	(4,953,682)	151.12	126.45	(704.5)	195%
2020	8,536,036	112,741,937	3,401,688	22,645,622	325.41	126.42	(268.9)	277%

Company Selected Measure Name	Revenue growth
Named Executive Officers, Footnote [Text Block]	Samantha (Ying) Du has been the CEO of the Company since 2014.The Non-CEO NEOs included the following executives by year: 2022: Billy Cho, Rafael Amado, Harald Reinhart, Alan Bart Sandler, and Josh Smiley;
2021: Billy Cho, F. Ty Edmondson, Harald Reinhart, and Alan Bart Sandler; and
	2020: Billy Cho, F. Ty Edmondson, Alan Bart Sandler, and Tao Fu.
Peer Group Issuers, Footnote [Text Block]	The TSR peer group consists of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 20,212,141	$ 15,315,579	$ 8,536,036
PEO Actually Paid Compensation Amount	$ 739,598	(30,500,547)	112,741,937
Adjustment To PEO Compensation, Footnote [Text Block]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Samantha (Ying) Du	Average Non-CEO NEOs	Samantha (Ying) Du	Average Non-CEO NEOs	Samantha (Ying) Du	Average Non-CEO NEOs
	$	$	$	$	$	$
Total Compensation from Summary Compensation Table	20,212,141	6,838,043	15,315,579	6,176,702	8,536,036	3,401,688
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(18,545,040)	(6,059,426)	(13,672,864)	(5,279,647)	(7,160,000)	(2,837,222)
Year-end fair value of unvested awards granted in the current year	13,913,094	4,783,831	3,708,060	1,299,614	27,099,276	4,659,848
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(10,827,207)	(1,408,060)	(36,638,677)	(7,338,300)	66,533,031	16,035,472
Fair values at vest date for awards granted and vested in current year	—	—	—	259,613	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(4,013,390)	(696,463)	787,355	(71,664)	17,733,594	1,385,836
Total Adjustments for Equity Awards	(19,472,543)	(3,380,118)	(45,816,126)	(11,130,384)	104,205,901	19,243,934
Compensation Actually Paid (as calculated)	739,598	3,457,925	(30,500,547)	(4,953,682)	112,741,937	22,645,622

Non-PEO NEO Average Total Compensation Amount	$ 6,838,043	6,176,702	3,401,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,457,925	(4,953,682)	22,645,622
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Samantha (Ying) Du	Average Non-CEO NEOs	Samantha (Ying) Du	Average Non-CEO NEOs	Samantha (Ying) Du	Average Non-CEO NEOs
	$	$	$	$	$	$
Total Compensation from Summary Compensation Table	20,212,141	6,838,043	15,315,579	6,176,702	8,536,036	3,401,688
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(18,545,040)	(6,059,426)	(13,672,864)	(5,279,647)	(7,160,000)	(2,837,222)
Year-end fair value of unvested awards granted in the current year	13,913,094	4,783,831	3,708,060	1,299,614	27,099,276	4,659,848
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(10,827,207)	(1,408,060)	(36,638,677)	(7,338,300)	66,533,031	16,035,472
Fair values at vest date for awards granted and vested in current year	—	—	—	259,613	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(4,013,390)	(696,463)	787,355	(71,664)	17,733,594	1,385,836
Total Adjustments for Equity Awards	(19,472,543)	(3,380,118)	(45,816,126)	(11,130,384)	104,205,901	19,243,934
Compensation Actually Paid (as calculated)	739,598	3,457,925	(30,500,547)	(4,953,682)	112,741,937	22,645,622

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP Versus Cumulative TSR for the Company and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	CAP Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP Versus Revenue Growth
Total Shareholder Return Vs Peer Group [Text Block]	CAP Versus Cumulative TSR for the Company and Cumulative TSR of the Peer Group
Tabular List [Table Text Block]	Revenue growth •Product revenues •Year-end cash and cash equivalents
Total Shareholder Return Amount	$ 73.82	151.12	325.41
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (443,300,000)	$ (704,500,000)	$ (268,900,000)
Company Selected Measure Amount	0.49	1.95	2.77
PEO Name	Samantha (Ying) Du
Additional 402(v) Disclosure [Text Block]	The valuation assumptions for stock option awards included in Compensation Actually Paid are as follows:
•The expected life of each stock option, which is determined using the “simplified method” and which takes into account the average of the remaining vesting period and remaining term as of the vest or fiscal year end date.
•The exercise price and the asset price, which are based on the closing price for our ADSs on Nasdaq on the vest and fiscal year end date, respectively.
•The risk-free rate, which is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest or fiscal year end date.
•Our historical volatility, which is based on the daily price history for our ADSs traded on Nasdaq for each expected life prior to each vest or fiscal year end date.
•The annual dividend yield, which for Zai Lab was zero as we did not pay dividends and do not expect to pay any in the foreseeable future.
	TSR is determined based on the value of an initial fixed investment of $100, and the reinvestment of all dividends are assumed.Revenue growth is calculated as follows: (total revenues from our audited annual consolidated statements of operations for the current year - total revenues from our audited annual consolidated statements of operations for the prior year) / total revenues from our audited annual consolidated statements of operations for the prior year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Product revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Year-end cash and cash equivalents
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,472,543)	$ (45,816,126)	$ 104,205,901
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,545,040)	(13,672,864)	(7,160,000)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,913,094	3,708,060	27,099,276
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,827,207)	(36,638,677)	66,533,031
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,013,390)	787,355	17,733,594
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,380,118)	(11,130,384)	19,243,934
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,059,426)	(5,279,647)	(2,837,222)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,783,831	1,299,614	4,659,848
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,408,060)	(7,338,300)	16,035,472
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	259,613	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (696,463)	$ (71,664)	$ 1,385,836